Stock-based Compensation (Q3) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Schedule of Class P Unit Activities
A summary of the Class P Unit activity for the nine months ended September 30, 2021 is as follows:

Number of Units
Outstanding Class A-3 and Class B Units, December 31, 2020	274,816
Repurchases	(8,279)
Cancellations	(4,288)
Outstanding Class A-3 and Class B Units, June 15, 2021 (Pre-Business Combination)	262,249
Class A-3 Units outstanding exchanged for Class A Units in connection with the Business Combination	(53,333)
Recapitalization in connection with the Business Combination	25,687,126
Outstanding Class P Units, June 16, 2021	25,896,042
Cancellations	(216,920)
Outstanding Class P Units, September 30, 2021	25,679,122
Vested, September 30, 2021	23,197,454

The following presents issuances of Class A-3 and Class B Units during the years ended December 31, 2020, 2019 and 2018:

Outstanding at December 31, 2017	252,241
Granted	44,125
Repurchase	(12,391)
Cancellations	(38,604)
Outstanding at December 31, 2018	245,371
Granted	25,990
Cancellations	(7,284)
Outstanding at December 31, 2019	264,077
Granted	14,250
Repurchase	(1,900)
Cancellations	(1,611)
Outstanding at December 31, 2020	274,816
Vested as of December 31, 2019	207,398
Vested as of December 31, 2020	234,114

Schedule of Restricted Stock Units Activity
A summary of the restricted stock unit (“RSU”) activity for the nine months ended September 30, 2021 is as follows:

	Number of RSUs	Weighted-average Grant Date Fair Value
Non-vested at December 31, 2020	—	$—
Granted	4,112,855	$13.66
Vested	(242,600)	$13.70
Forfeited	(11,310)	$13.70
Non-vested at September 30, 2021	3,858,945	$13.66

Schedule of Stock-based Payment Arrangement
The Company recorded stock-based compensation cost related to the Class P Units and RSUs in the following expense categories on the accompanying condensed consolidated statements of income (in thousands):

	Three Months Ended September 30, 2021	Nine Months Ended September 30, 2021
Sales and marketing	$689	$4,515
Product development	1,865	3,859
General and administrative	1,638	15,251
Total stock-based compensation expense	4,192	23,625
Amount capitalized to software development	695	695
Total stock-based compensation cost	$4,887	$24,320